Note 13 - Segmented Information (Details) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016
Revenue	CAD 2,001,512	CAD 556,044	CAD 3,236,878	CAD 1,122,981
Total Assets	7,779,777		7,779,777		CAD 7,974,689
Total Property and Equipment	3,204,467		3,204,467		1,889,638
CANADA
Revenue	0	0	0	0
Total Assets	7,779,777		7,779,777		7,974,689
Total Property and Equipment	3,204,467		3,204,467		CAD 1,889,638
UNITED STATES
Revenue	CAD 2,001,512	CAD 556,044	CAD 3,236,878	CAD 1,122,981